UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------


Check here if Amendment |_|: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:      028-10134
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lawrence M. Robbins
Title:      Chief Executive Officer
Phone:      212-812-4700

Signature, Place and Date of Signing:


   /s/ Lawrence M. Robbins            New York, New York        May 15, 2007
----------------------------          ------------------        -------------
         [Signature]                     [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                -----------------------

Form 13F Information Table Entry Total:                    73
                                                -----------------------

Form 13F Information Table Value Total:                 $9,945,374
                                                -----------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



            None

                                         GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                           Quarter Ended March 31, 2007

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                                                                                                              VOTING AUTHORITY
                         CLASS                         VALUE     SHRS OR  SH/  PUT/  INVESTMENT OTHER     ----------- ------  ----
NAME OF ISSUER           TITLE              CUSIP  (X$1,000)     PRN AMT  PRN  CALL  DISCRETION MANAGERS        SOLE  SHARED  NONE
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
AETNA INC NEW            COM            00817Y108   $266,105   6,076,851  SH         SOLE                  6,076,851
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ALLIED CAP CORP NEW      COM            01903Q108     $2,881     100,000  SH         SOLE                    100,000
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ALTRIA GROUP INC         COM            02209S103   $225,821   2,571,700  SH         SOLE                  2,571,700
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AMDOCS LTD               COM            G02602103   $276,894   7,590,290  SH         SOLE                  7,590,290
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AMERICAN TOWER CORP      CL A           029912201   $310,286   7,966,267  SH         SOLE                  7,966,267
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AMERISOURCEBERGEN CORP   COM            03073E105    $31,149     590,500  SH         SOLE                    590,500
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ANDREW CORP              COM            034425108    $34,828   3,288,751  SH         SOLE                  3,288,751
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AT&T INC                 COM            00206R102    $67,851   1,720,800  SH         SOLE                  1,720,800
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BARNES & NOBLE INC       COM            067774109     $5,831     147,800  SH         SOLE                    147,800
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BEARINGPOINT INC         COM            074002106   $120,071  15,675,100  SH         SOLE                 15,675,100
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BLOCKBUSTER INC          CL B           093679207    $25,428   4,238,000  SH         SOLE                  4,238,000
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BURGER KING HLDGS INC    COM            121208201    $79,924   3,700,200  SH         SOLE                  3,700,200
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CARDINAL HEALTH INC      COM            14149Y108   $140,957   1,932,238  SH         SOLE                  1,932,238
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COMPUTER SCIENCES CORP   COM            205363104    $79,144   1,518,200  SH         SOLE                  1,518,200
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CORNING INC              COM            219350105   $337,907  14,859,589  SH         SOLE                 14,859,589
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CROWN CASTLE INTL CORP   COM            228227104    $83,245   2,590,890  SH         SOLE                  2,590,890
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CVS CORP                 COM            126650100   $631,995  18,511,851  SH         SOLE                 18,511,851
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CVS CORP                 COM            126650100     $7,337     214,900  SH   CALL  SOLE                    214,900
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DOMTAR CORP              COM            257559104     $8,154     875,800  SH         SOLE                    875,800
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ESCO TECHNOLOGIES INC    COM            296315104    $13,347     297,800  SH         SOLE                    297,800
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EXPRESS SCRIPTS INC      COM            302182100   $501,363   6,211,141  SH         SOLE                  6,211,141
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FIDELITY NATL INFO       COM            31620M106   $302,225   6,648,143  SH         SOLE                  6,648,143
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FIRST AMERN CORP CALIF   COM            318522307   $264,150   5,208,000  SH         SOLE                  5,208,000
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FORD MTR CO DEL          COM PAR $0.01  345370860    $29,730   3,768,100  SH         SOLE                  3,768,100
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FORD MTR CO DEL          NOTE 4.250%    345370CF5    $33,225 $30,000,000  PRN        SOLE                                     NONE
                         12/1
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GPO AEROPORTUARIO        SPON ADR B     400506101    $76,802   1,786,100  SH         SOLE                  1,786,100
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HERTZ GLOBAL HLDGS       COM            42805T105    $11,850     500,000  SH         SOLE                    500,000
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


                                         GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                           Quarter Ended March 31, 2007

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HEWLETT PACKARD CO       COM            428236103   $443,344  11,044,954  SH         SOLE                 11,044,954
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HILLENBRAND INDS INC     COM            431573104    $28,302     476,700  SH         SOLE                    476,700
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INGERSOLL-RAND CO        CL A           G4776G101   $179,365   4,135,689  SH         SOLE                  4,135,689
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INTEGRATED ALARM SVCS    COM            45890M109     $2,370     617,156  SH         SOLE                    617,156
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ITRON INC                COM            465741106    $16,468     253,200  SH         SOLE                    253,200
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LEXMARK INTL NEW         CL A           529771107    $58,460   1,000,000  SH   PUT   SOLE                  1,000,000
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LIGAND PHARMACEUTICALS   CL B           53220K207    $21,849   2,167,561  SH         SOLE                  2,167,561
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MCKESSON CORP            COM            58155Q103   $430,764   7,358,450  SH         SOLE                  7,358,450
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MEADWESTVACO CORP        COM            583334107    $74,757   2,424,025  SH         SOLE                  2,424,025
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MEDCO HEALTH SOLUTIONS
INC                      COM            58405U102   $366,255   5,049,707  SH         SOLE                  5,049,707
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MEDCO HEALTH SOLUTIONS   COM            58405U102   $ 36,265     500,000  SH   CALL  SOLE                    500,000
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MUELLER WTR PRODS INC    COM SER B      624758207    $39,932   2,982,215  SH         SOLE                  2,982,215
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NALCO HOLDING CO         COM            62985Q101   $304,535  12,742,030  SH         SOLE                 12,742,030
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NCR CORP NEW             COM            62886E108   $190,222   3,982,032  SH         SOLE                  3,982,032
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NEXTWAVE WIRELESS INC    COM            65337Y102     $8,290     828,999  SH         SOLE                    828,999
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NOKIA CORP               SPON ADR       654902204   $156,385   6,823,091  SH         SOLE                  6,823,091
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NORTEL NETWORKS CORP     COM NEW        656568508    $72,150   3,000,000  SH         SOLE                  3,000,000
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NRG ENERGY INC           COM NEW        629377508   $194,969   2,706,405  SH         SOLE                  2,706,405
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OMI CORP NEW             COM            Y6476W104    $13,422     499,700  SH         SOLE                    499,700
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OMNICARE INC             COM            681904108   $229,566   5,772,333  SH         SOLE                  5,772,333
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POWERWAVE TECHNOLOGIES   COM            739363109    $34,760   6,109,032  SH         SOLE                  6,109,032
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PRIMEDIA INC             COM            74157K101    $49,151  18,477,827  SH         SOLE                 18,477,827
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QUALCOMM INC             COM            747525103    $25,608     600,000  SH         SOLE                    600,000
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RELIANT ENERGY INC       COM            75952B105   $298,107  14,670,636  SH         SOLE                 14,670,636
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RITE AID CORP            COM            767754104    $27,408   4,750,000  SH         SOLE                  4,750,000
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SARA LEE CORP            COM            803111103     $4,230     250,000  SH   CALL  SOLE                    250,000
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TAKE-TWO INTERACTIVE     COM            874054109    $82,497   4,096,192  SH         SOLE                  4,096,192
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TEEKAY SHIPPING          COM            Y8564W103    $23,765     439,200  SH         SOLE                    439,200
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TELLABS INC              COM            879664100   $184,270  18,613,154  SH         SOLE                 18,613,154
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TELUS CORP               NON-VTG SHS    87971M202    $87,785   1,755,700  SH         SOLE                                     NONE
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THERMO FISHER SCIEN      COM            883556102   $425,994   9,112,170  SH         SOLE                  9,112,170
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TOLL BROTHERS INC        COM            889478103       $246       9,000  SH         SOLE                      9,000
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TXU CORP                 COM            873168108   $119,726   1,867,800  SH         SOLE                  1,867,800
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TYCO INTL LTD NEW        COM            902124106    $31,550   1,000,000  SH   CALL  SOLE                  1,000,000
----------------------------------------------------------------------------------------------------------------------------------
UST INC                  COM            902911106    $57,673     994,700  SH   PUT   SOLE                    994,700
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


                                          GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                           Quarter Ended March 31, 2007

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UNITED RENTALS INC       COM            911363109    $16,081     584,781  SH         SOLE                    584,781
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UNITEDHEALTH GROUP       COM            91324P102   $141,257   2,666,740  SH         SOLE                  2,666,740
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VIRGIN MEDIA INC         COM            92769L101   $357,882  14,173,530  SH         SOLE                 14,173,530
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WALGREEN CO              COM            931422109   $105,102   2,290,300  SH   CALL  SOLE                  2,290,300
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WALGREEN CO              COM            931422109   $420,872   9,171,314  SH         SOLE                  9,171,314
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WALMART STORES INC       COM            931142103     $8,639     184,000  SH         SOLE                    184,000
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WASHINGTON GROUP INTL    COM NEW        938862208    $15,091     227,200  SH         SOLE                    227,200
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WELLPOINT INC            COM            94973V107   $303,332   3,740,224  SH         SOLE                  3,740,224
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WESCO INTL INC           COM            95082P105   $211,952   3,376,100  SH         SOLE                  3,376,100
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XM SATELLITE RADIO       CL A           983759101    $35,737   2,766,000  SH         SOLE                  2,766,000
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YAHOO INC                COM            984332106    $40,489   1,294,000  SH         SOLE                  1,294,000
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